Major acquisitions and divestitures (Details) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended				6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 31, 2012 Sell of manganese ferroalloys operations USD ($)	Dec. 31, 2012 Vale Manganese France SAS	Dec. 31, 2012 Vale Manganese Norway AS	Oct. 31, 2012 Vale Oman Pelletizing LLC USD ($)	Dec. 31, 2012 Belvedere Coal Project USD ($)	Dec. 31, 2012 Belvedere Coal Project AUD	Dec. 31, 2010 Mineracao Naque S.A.	Dec. 31, 2010 Vale Fosfatados	Dec. 31, 2012 Fertilizers Businesses USD ($)	Dec. 31, 2010 Fertilizers Businesses USD ($)	Jun. 30, 2012 Vale Coal Colombia Ltd. USD ($)	Dec. 31, 2012 Mineracoes Brasileiras Reunidas S.A. (MBR)	Dec. 31, 2012 Empreendimentos Brasileiros de Mineracao S. A. (EBM) USD ($)
Business acquisition
Business acquisition percentage of total capital acquired									78.92%	100.00%
Voting capital acquired (as a percent)							24.50%	24.50%	99.83%						10.46%
Purchase price							$ 156	150				$ 5,795
Ownership interest percentage after acquisition subject to government approvals							100.00%	100.00%
Additional consideration agreed to be paid							21	20
Contingent consideration							338
Differences between tax basis and carrying amounts of net assets acquired												0
Deferred tax liability attributable to differences between tax basis and carrying amounts of net assets acquired												0
Outstanding balance of the initially recognized deferred tax liability	(1,236)										1,236
Gain (loss) on sale of assets	491	(1,513)	22										355
Ownership percentage after acquisition														98.30%	96.70%
Noncontrolling interest in Stockholders Equity	1,635	1,894													62
Proceeds from sale of operations			160
Ownership (as a percent)				100.00%	100.00%
Ownership interest sold (as a percent)						30.00%
Sale price						71
Gain on sale of ownership interest						$ 63